Insurance Contracts - Summary of amount payable upon demand (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	₩ 27,627,111	₩ 26,374,280
Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	31,384,939	28,595,855
Book value	30,275,011	29,100,070
Death Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	15,622,704	14,296,802
Book value	14,902,195	14,593,909
Health Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	833,313	766,471
Book value	536,887	566,979
Pension Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	8,066,027	7,255,197
Book value	7,591,499	7,281,490
Asset Linked Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	37,683	40,436
Book value	36,523	40,232
Variable death Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	2,863,686	2,439,175
Book value	3,369,460	2,945,814
Variable pension Insurance | Insurance contracts issued [member]
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	3,961,526	3,797,775
Book value	₩ 3,838,447	₩ 3,671,647